UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21359

 Exact Name of Registrant as Specified in Charter: MBIA Capital/Claymore Managed
                    Duration Investment Grade Municipal Fund


    Address of Principal Executive Offices: 113 King Street, Armonk, NY 10504

            Name and address of agent for service: Clifford D. Corso,
                        113 King Street, Armonk, NY 10504


                    Copies to:  Panayiotis (Peter) S. Andreou,
                                113 King Street,
                                Armonk, NY 10504

       Registrant's telephone number, including area code: (914) 273-4545

                        Date of fiscal year end: July 31

                    Date of reporting period: July 31, 2004

ITEM 1: Reports to Shareholders
                                                                   Annual Report

                                                                   July 31, 2004

                                   MBIA Capital/Claymore Managed
                                       Duration Investment Grade             MZF
                                                  Municipal Fund



                                                                 [LOGOS OMITTED]


NOT INSURED     o     NOT GUARANTEED     o     MAY LOSE VALUE

--------------------------------------------------------
 Table of Contents
--------------------------------------------------------

Shareholder Letter ............................  1

Fund Summary ..................................  2

Portfolio of Investments ......................  3

Statement of Assets and Liabilities ........... 10

Statement of Operations ....................... 11

Statement of Changes in Net Assets
   Applicable to Common Shareholders .......... 12

Financial Highlights .......................... 13

Notes to Financial Statements ................. 14

Report of Independent Registered
   Public Accounting Firm ..................... 20

Additional Information Regarding the
   Fund's Trustees and Officers ............... 21

Dividend Reinvestment Plan .................... 24

Tax Information ............................... 26

Notice to Shareholders ........................ 26

Privacy Policy ................................ 27

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Dear Shareholder:

I am pleased to provide you with the Annual Report to Shareholders of MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund (the "Fund") for the fiscal year ended July 31, 2004.

Since the Fund began trading on August 27, 2003, the fixed income markets have continued to be volatile. During the Fund's first fiscal year, the 10-Year U.S. Treasury Bond recorded a low yield of 3.681% and rose as high as 4.878% in June 2004 before falling back to a yield of 4.481% on July 30, 2004. The Federal Reserve Board increased the interest rate on Federal Funds 1/4 of a point at its June 2004 meeting, with the stated intent to make additional increases in the future. Oil prices increased steadily to a price of over $43 per barrel on July 30, 2004 and U.S. economic indicators often gave conflicting signals as to where, and how fast, the economy was heading.

Amid all the tumult, we continue to believe that investment grade municipal bonds will represent a prudent investment in the fixed income sector. Further, the Fund was and continues to be structured using a hedging strategy to manage duration and to attempt to minimize volatility as rates trend higher. By utilizing both short term and longer term hedges, we have attempted to be prepared if rates were to rise quickly or more slowly over a longer period of time. With the Fund's continued emphasis on long-term value, managed duration and hedging strategies, the Fund's NAV Total Return (calculated on the basis of a beginning per share value of $14.30 - which represents the beginning NAV per share of $14.33 less the $0.03 per share of offering costs - and a closing NAV per share of $13.83, plus the reinvestment of dividends of $0.63 per share) was 1.11% for the period ended July 31, 2004. The Fund's market value total return for the period ended July 31, 2004 based upon an initial offering price of $15.00 per share and a closing market value of $13.11 per share was (8.62)% assuming reinvestment of distributions in shares of the Fund. The Fund's current yield as of July 31, 2004, based on the closing market price of $13.11, was 6.41%. The Fund's tax-equivalent yield as of July 31, 2004 (assuming the maximum federal tax rate of 35%) as 9.86%.

Despite the uncertain picture over the coming months, we continue to believe in our strategy, especially given the Federal Reserve Board's aforementioned intent to continue a "measured" rise in short-term rates. The Fund will continue to seek out value in the investment grade municipal sector, focusing on those bonds which we believe will be long-term outperformers.

Sincerely,

/S/CLIFFORD D. CORSO

Clifford D. Corso
President, Chief Executive Officer

August 20, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. There is no guarantee that the Fund's or any other investment technique will be effective under all market conditions.

--------------------------------------------------------------------------------
                                        1

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Fund Summary (Unaudited)                                           JULY 31, 2004
--------------------------------------------------------------------------------

FUND INFORMATION
--------------------------------------------------------------------------------

Symbol on New York Stock Exchange:            MZF
Initial Offering Date:                   August 27, 2003
Closing Market Price as of 7/31/04:         $13.11
Net Asset Value as of 7/31/04:              $13.83
Yield on Closing Market Price as
  of 7/31/04:                                 6.41%
Current Monthly Distribution
  Per Common Share1:                         $0.07
Current Annual Distribution
  Per Common Share1:                         $0.84
Leverage as of 7/31/042                        39%

1 The distribution is not constant and is subject to change.
2 As a percentage of managed assets.


WEEKLY SHARE PRICE PERFORMANCE
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

DATE                 SHARE PRICE               NAV           OFFERING PRICE
8/27/2003                  15                 14.29                  15
8/29/2003                  15                  14.3                  15
9/5/2003                15.03                 14.36                  15
9/12/2003               15.05                 14.42                  15
9/19/2003               15.01                 14.46                  15
9/26/2003               15.06                 14.49                  15
10/3/2003               14.95                 14.48                  15
10/10/2003              14.92                 14.49                  15
10/17/2003              15.15                 14.47                  15
10/24/2003              15.06                 14.54                  15
10/31/2003              15.15                  14.4                  15
11/7/2003                15.1                  14.3                  15
11/14/2003              15.15                 14.43                  15
11/21/2003               15.3                 14.52                  15
11/28/2003              15.15                 14.53                  15
12/5/2003                15.2                 14.45                  15
12/12/2003               15.3                 14.48                  15
12/19/2003              15.08                 14.58                  15
12/26/2003               15.2                 14.59                  15
1/2/2004                15.35                 14.57                  15
1/9/2004                15.49                 14.72                  15
1/16/2004               15.55                 14.75                  15
1/23/2004               15.95                 14.71                  15
1/30/2004               15.22                 14.67                  15
2/6/2004                15.24                 14.71                  15
2/13/2004               15.29                 14.84                  15
2/20/2004               15.51                 14.84                  15
2/27/2004               15.62                 14.91                  15
3/5/2004                 15.7                 14.92                  15
3/12/2004               15.63                 15.03                  15
3/19/2004               15.55                 14.95                  15
3/26/2004               15.33                 14.75                  15
4/2/2004                15.71                 14.35                  15
4/8/2004                15.45                 14.31                  15
4/16/2004               14.95                 14.21                  15
4/23/2004               14.25                 14.12                  15
4/30/2004                13.6                 13.97                  15
5/7/2004                13.55                 13.88                  15
5/14/2004               13.29                 13.74                  15
5/21/2004               13.05                 13.68                  15
5/28/2004               13.22                 14.01                  15
6/4/2004                13.43                 13.76                  15
6/10/2004               13.08                  13.7                  15
6/18/2004               13.12                 13.75                  15
6/25/2004               13.17                 13.78                  15
7/2/2004                13.37                 13.83                  15
7/9/2004                13.28                 13.82                  15
7/16/2004               13.14                 13.86                  15
7/23/2004               12.92                 13.84                  15
7/30/2004               13.11                 13.83                  15

SECTOR CONCENTRATION (AS OF 07/31/04)(1)
--------------------------------------------------------------------------------

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

PORT/AIR/MARINA (5.2%)
LEASE (5.2%)
ELECTRIC POWER (6.1%)
IDR/IRB (8.2%)
MISCELLANEOUS REVENUE (10.5%)
OTHER (11.0%)
TRANSPORTATION (13.1%)
GENERAL OBLIGATION (16.1%)
HEALTHCARE (24.6%)

CREDIT QUALITY* (AS OF 07/31/04)(1)
--------------------------------------------------------------------------------

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

BBB (20.07%)
A (41.53%)
AA (10.24%)
AAA (28.16%)

*Based on rating provided by Standard & Poor's Rating Group or other equilvalent rating.

TOP STATE ALLOCATIONS (AS OF 07/31/04)(1)
--------------------------------------------------------------------------------

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

ALL OTHER STATES (16.2%)
MASSACHUSETTS (3.0%)
NEVADA (3.1%)
TEXAS (3.6%)
MISSOURI (3.7%)
FLORIDA (4.8%)
COLORADO (5.8%)
OHIO (7.8%)
PUERTO RICO (11.2%)
CALIFORNIA (19.4%)
NEW YORK (21.4%)

MATURITY BREAKDOWN (AS OF 07/31/04)(1)
--------------------------------------------------------------------------------

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

25-30 YRS. (9.9%)
20-25 YRS. (39.8%)
15-20 YRS. (41.4%)
10-15 YRS. (8.7%)
0-5 YRS. (0.2%)

 (1) PERCENTAGES CALCULATED BASED ON TOTAL MUNICIPAL BONDS, NOTES AND PREFERRED SHARES.

               PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

--------------------------------------------------------------------------------
                                        2

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Portfolio of Investments                                                                                  JULY 31, 2004
---------------------------------------------------------------------------------------------------------------------------

         RATING           PRINCIPAL                                                OPTIONAL CALL              VALUE
  STATE  (S&P)*          AMOUNT (000)                  DESCRIPTION                  PROVISIONS**             (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS & NOTES -- 156.69%

---------------------------------------------------------------------------------------------------------------------------
 ALABAMA -- 0.79%
          BBB              $845                   Courtland, AL Ind. Dev. Brd.
                                                  Environ. Imp. Rev.,
                                                  Ser. B, 6.25%, 08/01/25          08/01/13 @ 100       $   867,316
                                                                                                         ----------
---------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA -- 30.73%
          AAA             4,000                   California Infra. & Econ. Dev.
                                                  Rev., Bay Area Toll Brdgs.,
                                                  5.00%, 07/01/26 (FGIC)           07/01/13 @ 100        4,017,680
          BBB             2,500                   California Gen. Oblig.,
                                                  5.50%, 04/01/30                  04/01/14 @100         2,577,975
         BBB+             4,000                   California Dept. of Water Res.
                                                  Power Supply Rev., Ser. A,
                                                  5.125%, 05/01/19                 05/01/12 @ 101        4,159,080
          BBB             6,000                   California Var. Purpose Gen.
                                                  Oblig., 5.125%,11/01/24          11/01/13 @ 100        6,078,060
         BBB-             5,000                   California Public Works Brd.
                                                  Dept. Mental Health Lease
                                                  Rev., 5.00%, 06/01/24            06/01/14 @ 100        4,974,700
          A-              2,500                   Chula Vista, CA Ind. Dev.
                                                  Rev.,  5.50%, 12/01/21           06/02/14 @ 102        2,540,200
         BBB-             2,750                   Golden State Tobbaco
                                                  Settlement Rev., Ser. B,
                                                  5.375%, 06/01/28                 06/01/10 @ 100        2,750,688
          AAA             4,000                   Port of Oakland, CA Rev.,
                                                  Ser. L, 5.00%, 11/01/22
                                                  (FGIC)                           11/01/12 @ 100        4,037,760
          AAA             2,500                   San Diego, CA Unified School
                                                  Dist., Ser. D, 5.25%, 07/01/25
                                                  (FGIC)                           07/01/12 @101         2,596,650
                                                                                                        --------------
                                                                                                        33,732,793
                                                                                                        --------------
---------------------------------------------------------------------------------------------------------------------------
 COLORADO -- 9.25%
          AA              4,500                   Colorado Health Facs. Auth.
                                                  Rev., Catholic Health
                                                  Initiatives, 5.25%, 09/01/21     09/01/11 @ 100        4,582,035
          AAA             4,750                   Colorado Dept. of Trans.
                                                  Rev., Ser. 940, 8.22%,
                                                  06/15/13, 144A (FGIC)+           No Call Provisions    5,567,333
                                                                                                        --------------
                                                                                                        10,149,368
                                                                                                        --------------


                                               See notes to financial statements

--------------------------------------------------------------------------------
                                      3                     www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Portfolio of Investments-- (continued)                                                                 JULY 31, 2004
---------------------------------------------------------------------------------------------------------------------------

         RATING           PRINCIPAL                                                OPTIONAL CALL              VALUE
  STATE  (S&P)*          AMOUNT (000)                  DESCRIPTION                  PROVISIONS**             (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------
 FLORIDA -- 7.66%
           A           $  2,500                   Highlands Co., FL Health Facs.
                                                  Auth. Rev., Adventist Health,
                                                  Ser. B, 5.25%, 11/15/23          11/15/12 @ 100        $  2,457,950
           A              3,000                   Highlands Co., FL Health Facs.
                                                  Auth. Rev., Adventist Health,
                                                  Ser. D, 5.875%, 11/15/29         11/15/13 @ 100           3,121,140
          A+              2,750                   South Broward Co., FL Hosp.
                                                  Dist. Rev., 5.60%, 05/01/27      05/01/12 @ 101           2,828,650
                                                                                                         --------------
                                                                                                            8,407,740
                                                                                                         --------------
---------------------------------------------------------------------------------------------------------------------------
 ILLINOIS -- 2.75%
           A              3,000                   Illinois Dev. Fin. Auth. Hosp.
                                                  Rev., Adventist Health, 5.65%,
                                                  11/15/24                         11/15/09 @ 101           3,020,880
                                                                                                         --------------
---------------------------------------------------------------------------------------------------------------------------
 LOUISIANA -- 0.89%
           BBB            1,000                   Desoto Parish, LA Environ.
                                                  Imp. Rev., Ser. A, 5.85%,
                                                  11/01/27                         11/01/13 @ 100             978,740
                                                                                                         --------------
---------------------------------------------------------------------------------------------------------------------------
 MASSACHUSETTS -- 4.70%
          AAA             5,000                   Massachusetts Special Oblig.
                                                  Dedicated Tax Rev., 5.25%,
                                                  01/01/26 (FGIC)                  01/01/14 @ 100           5,158,450
                                                                                                         --------------
---------------------------------------------------------------------------------------------------------------------------
 MICHIGAN -- 1.84%
          A-              2,000                   Michigan Strategic Fund Ltd.
                                                  Oblig. Rev. Ref., Ser. C,
                                                  5.45% 09/01/29                   09/01/11 @ 100           2,016,100
                                                                                                         --------------
---------------------------------------------------------------------------------------------------------------------------
 MISSOURI -- 5.83%
          AA+               300                   Missouri Health & Educ. Facs.
                                                  Auth. Rev., Washington Univ.,
                                                  Ser. B, VRDN, 1.08%, 02/15/33,
                                                  (JP Morgan Chase Bank)           No Call Provisions         300,000
          AAA             6,000                   Missouri Health & Educ. Facs.
                                                  Auth. Rev., SSM Healthcare,
                                                  Ser. A, 5.25%, 06/01/28
                                                  (AMBAC)                          06/01/11 @ 101           6,096,000
                                                                                                         --------------
                                                                                                            6,396,000
                                                                                                         --------------


                                               See notes to financial statements
--------------------------------------------------------------------------------
                                        4

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Portfolio of Investments-- (continued)                                                                  JULY 31, 2004
---------------------------------------------------------------------------------------------------------------------------

         RATING           PRINCIPAL                                                OPTIONAL CALL              VALUE
  STATE  (S&P)*          AMOUNT (000)                  DESCRIPTION                  PROVISIONS**             (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------
 NEVADA -- 4.84%
         BBB+          $  5,410                   Henderson, NV Health Care Fac.
                                                  Rev., Catholic Healthcare West,
                                                  Ser. A, 5.625%, 07/01/24         07/01/14 @100        $   5,317,056
                                                                                                         --------------
---------------------------------------------------------------------------------------------------------------------------
 NEW JERSEY -- 3.86%
          A+              4,000                   New Jersey Trans. Trust Fund
                                                  Auth. Rev., Ser. C, 5.50%,
                                                  06/15/24                         06/15/13 @ 100           4,236,480
                                                                                                         --------------
---------------------------------------------------------------------------------------------------------------------------
 NEW YORK -- 34.00%
           A              5,000                   New York, NY Gen. Oblig.,
                                                  Ser. J, 5.00%, 05/15/23          05/15/14 @ 100           5,020,300
          A-              4,600                   Long Island, NY Power Auth.
                                                  Rev., Ser. A, 5.10%,
                                                  09/01/29                         09/01/14 @ 100           4,561,866
          AA-             4,000                   Metropolitan Trans. Auth.
                                                  Rev., Ser. A, 5.125%, 01/01/24   07/01/12 @ 100           4,042,760
          A+              3,650                   New York Muni. Bond Bank
                                                  Agy. Special School
                                                  Purpose Rev., Ser. C, 5.25%,
                                                  12/01/22                         06/01/13 @ 100           3,754,281
           A              1,500                   New York Dorm. Auth.
                                                  Lease Rev., Ser. A,  5.375%,
                                                  05/15/22                         05/15/13 @ 100           1,555,950
           A              2,500                   New York Dorm. Auth. Lease
                                                  Rev., Ser. A,  5.375%,
                                                  05/15/23                         05/15/13 @ 100           2,587,825
          A3              1,500                   New York Dorm. Auth. Rev.,
                                                  North Shore Long Island
                                                  Jewish Group, 5.375%,
                                                  05/01/23                         05/01/13 @ 100           1,517,295
          AA-             4,000                   New York Tobacco Settlement
                                                  Funding Corp., Ser. A1,
                                                  5.50%, 06/01/19                  06/01/13 @ 100           4,277,400
          AAA             5,000                   Port Auth. NY and NJ -
                                                  Cons. 127th Rev., 5.20%,
                                                  12/15/26 (AMBAC)                 06/15/12 @ 101           5,031,800
           A              5,000                   Suffolk Co., NY Ind. Dev.
                                                  Agy. Rev., 5.25%, 06/01/27       06/01/13 @ 100           4,980,200
                                                                                                         --------------
                                                                                                           37,329,677
                                                                                                         --------------

                                               See notes to financial statements
--------------------------------------------------------------------------------
                                      5                     www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Portfolio of Investments-- (continued)                                                                    JULY 31, 2004
---------------------------------------------------------------------------------------------------------------------------

         RATING           PRINCIPAL                                                OPTIONAL CALL              VALUE
  STATE  (S&P)*          AMOUNT (000)                  DESCRIPTION                  PROVISIONS**             (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------
 NORTH CAROLINA -- 3.71%
          BBB          $  1,000                   North Carolina Eastern Muni.
                                                  Power Agy. Sys. Rev. Ref.,
                                                  Ser. D, 5.125%, 01/01/23         01/01/13 @ 100      $      981,750
          BBB             1,000                   North Carolina Eastern Muni.
                                                  Power Agy. Sys. Rev. Ref.,
                                                  Ser. D, 5.125%, 01/01/26         01/01/13 @ 100             956,710
          AAA             2,100                   North Carolina Housing Fin.
                                                  Agy. Rev., Ser. 14A, 5.35%,
                                                  01/01/22 (AMBAC)                 07/01/11 @ 100           2,131,353
                                                                                                        --------------
                                                                                                            4,069,813
                                                                                                        --------------
---------------------------------------------------------------------------------------------------------------------------
 OHIO -- 12.44%
           A              3,000                   Cuyahoga Co., OH Rev. Ref.,
                                                  Cleveland Clinic, Ser. A,
                                                  6.00%, 01/01/20                  07/01/13 @ 100           3,243,270
           A              3,000                   Cuyahoga Co., OH Rev. Ref.,
                                                  Cleveland Clinic, Ser. A,
                                                  6.00%, 01/01/21                  07/01/13 @ 100           3,231,990
          AA-             5,000                   Lorain Co., OH Hosp.
                                                  Rev. Ref., Catholic Healthcare,
                                                  Ser. A, 5.25%, 10/01/33          10/01/11 @ 101           4,912,700
          Aaa             2,250                   Toledo, OH City School Dist.
                                                  Facs. Imp. Gen. Oblig.,
                                                  5.000%, 12/01/25 (FSA)           12/01/13 @ 100           2,272,118
                                                                                                        --------------
                                                                                                           13,660,078
                                                                                                        --------------
---------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA -- 2.13%
          BBB             2,340                   Pennsylvania Higher Educ.
                                                  Facs. Auth. Rev., 5.25%,
                                                   05/01/20                        5/01/13 @ 100            2,334,103
                                                                                                        --------------
---------------------------------------------------------------------------------------------------------------------------
 PUERTO RICO -- 17.82%
          A-              7,550                   Puerto Rico Hwy. & Trans.
                                                  Auth. Rev., 5.00%, 7/01/28       07/01/13 @ 100           7,426,331
          A               1,500                   Puerto Rico Hwy. & Trans.
                                                  Auth. Rev., Ser. J, 5.50%,
                                                  07/01/24                         07/01/14 @ 100           1,577,655
          A-              5,400                   Puerto Rico Pub. Imp. Gen.
                                                  Oblig., Ser. A, 5.00%,
                                                  07/01/27                         07/01/13 @ 100           5,327,694

                                               See notes to financial statements
--------------------------------------------------------------------------------
                                        6

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Portfolio of Investments-- (continued)                                  JULY 31, 2004
---------------------------------------------------------------------------------------------------------------------------

         RATING          PRINCIPAL                                                  OPTIONAL CALL              VALUE
  STATE  (S&P)*        AMOUNT (000)                    DESCRIPTION                  PROVISIONS**             (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------
 PUERTO RICO (CONTINUED)
          A-          $   5,000                   Puerto Rico Pub. Bldgs. Auth.
                                                  Rev., Ser. I, 5.50%, 07/01/25    07/01/14 @ 100       $   5,230,750
                                                                                                        --------------
                                                                                                           19,562,430
                                                                                                        --------------
---------------------------------------------------------------------------------------------------------------------------
 SOUTH CAROLINA -- 3.13%
          AAA             2,500                   Florence Co., SC Hosp. Rev.,
                                                  McLeod Regional Med. Ctr.
                                                  Project, Ser. A, 5.25%,
                                                  11/01/27 (FSA)                   11/01/14 @100            2,544,275
          BBB             1,000                   Georgetown Co., SC Environ.
                                                  Imp. Rev. Ser. A, 5.30%,
                                                  03/01/28                         03/01/14 @100              896,350
                                                                                                        --------------
                                                                                                            3,440,625
                                                                                                        --------------
---------------------------------------------------------------------------------------------------------------------------
 TEXAS -- 5.68%
          AAA             4,000                   Eagle Mtn. & Saginaw, TX Indep.
                                                  School Dist., Ser. A, 5.25%,
                                                  08/15/23 (PSF-GTD)               08/15/13 @ 100           4,170,280
          BBB             2,000                   Sabine River, TX Poll. Cntl.
                                                  Auth. Rev. Ref., Ser. B,
                                                  6.15%, 08/01/22                  08/01/13 @ 101           2,067,460
                                                                                                        --------------
                                                                                                            6,237,740
                                                                                                        --------------
---------------------------------------------------------------------------------------------------------------------------
 WEST VIRGINIA -- 4.64%
          AAA             5,000                   West Virginia Housing Dev.
                                                  Fund Rev., Ser. D, 5.20%,
                                                  11/01/21                         05/01/11 @ 100           5,096,349
                                                                                                        --------------
 TOTAL MUNICIPAL BONDS & NOTES
   (COST $169,673,611)-- 156.69%                                                                          172,011,738
                                                                                                        --------------

PREFERRED SHARES  -- 1.87%

---------------------------------------------------------------------------------------------------------------------------
         RATING      REDEMPTION                                                                             VALUE
       (MOODY'S)     VALUE (000)                        DESCRIPTION                                        (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------
          A3             $2,000                   Charter Mac Equity Issuer Trust,
                                                  Ser. A-4, 5.75%, 04/30/15, 144A
                                                  (Cost $2,000,000)                                      $  2,056,300
                                                                                                        --------------

                                               See notes to financial statements
--------------------------------------------------------------------------------
                                      7                     www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Portfolio of Investments-- (continued)                                                                   JULY 31, 2004
---------------------------------------------------------------------------------------------------------------------------

                           NOTIONAL                                                        EXPIRATION               VALUE
     COUNTERPARTY        AMOUNT (000)                  DESCRIPTION                            DATE                (NOTE 1)


SWAPTIONS (1) -- 3.02%
          AIG           $ 3,000                   Option on a pay fixed/receive
                                                  floating rate interest rate swap
                                                  terminating on 09/03/24
                                                  (pay fixed rate of 5.97% and
                                                  receive three-month LIBOR rate
                                                  with a quarterly reset)                   09/03/04              $    4,408
          AIG             6,700                   Option on a pay fixed/receive
                                                  floating rate interest rate swap
                                                  terminating on 03/03/25
                                                  (pay fixed rate of 5.83% and
                                                  receive three-month LIBOR rate
                                                  with a quarterly reset)                   03/03/05                 187,777
    Goldman Sachs        40,000                   Option on a pay fixed/receive
                                                  floating rate interest rate swap
                                                  terminating on 05/04/25
                                                  (pay fixed rate of 5.40% and
                                                  receive BMA rate with a weekly
                                                  reset)                                    05/04/05                  42,000
    Goldman Sachs        10,000                   Option on a pay fixed/receive
                                                  floating rate interest rate swap
                                                  terminating on 09/03/25 (pay
                                                  fixed rate of 6.30% and receive
                                                  three-month LIBOR rate with a
                                                  quarterly reset)                          09/03/05                 203,000
    Goldman Sachs         7,000                   Option on a pay fixed/receive
                                                  floating rate interest rate swap
                                                  terminating on 09/03/28 (pay
                                                  fixed rate of 6.50% and receive
                                                  three-month LIBOR rate with a
                                                  quarterly reset)                          09/03/08                 322,000
     Goldman Sachs       85,000                   Option on a pay fixed/receive
                                                  floating rate interest
                                                  rate swap terminating on 09/03/28
                                                  (pay fixed rate of 5.20% and
                                                  receive BMA rate with a weekly
                                                  reset)                                    09/03/08               2,552,000
                                                                                                               --------------
Total Swaptions (Cost $7,051,500)-- 3.02%                                                                          3,311,185
                                                                                                               --------------

                                               See notes to financial statements
--------------------------------------------------------------------------------
                                        8

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Portfolio of Investments-- (continued)                           JULY 31, 2004
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $178,725,111)-- 161.58%                 $177,379,223
Other assets less liabilities-- 1.68%                              1,846,731
Preferred Shares, at Redemption Value-- (63.26)% (2)             (69,450,000)
                                                                ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS-- 100.00% (3)      $109,775,954
                                                                ============

  * UNAUDITED -- FOR SECURITIES NOT RATED BY STANDARD & POOR'S RATING GROUP,
    THE RATING BY MOODY'S INVESTORS SERVICES, INC. OR FITCH RATINGS IS PROVIDED. ** UNAUDITED -- DATE AND PRICE OF THE EARLIEST OPTIONAL CALL OR REDEMPTION.
    THERE MAY BE OTHER CALL PROVISIONS AT VARYING PRICES AT LATER DATES.
  + INVERSE FLOATING RATE SECURITY -- THE COUPON RATE OF THE SECURITY CHANGES
    INVERSELY WITH INTEREST RATES. THE RATE SHOWN REFLECTS THE RATE AT BALANCE SHEET DATE.
(1) NON-INCOME PRODUCING SECURITIES.
(2) PREFERRED SHARES AS PERCENTAGE OF MANAGED ASSETS IS 38.75%.
(3) PORTFOLIO PERCENTAGES ARE CALCULATED BASED ON NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS.

GLOSSARY:
AMBAC -- INSURED BY AMBAC ASSURANCE CORPORATION.
BMA -- BOND MARKET ASSOCIATION
FGIC -- INSURED BY FINANCIAL GUARANTY INSURANCE CO.
FSA -- INSURED BY FINANCIAL SECURITY ASSURANCE, INC.
LIBOR -- LONDON INTER-BANK OFFERING RATE
PSF-GTD -- GUARANTEED BY PUBLIC SCHOOL FUND
VRDN -- VARIABLE RATE DEMAND NOTES ARE INSTRUMENTS WHOSE INTEREST RATES CHANGE ON A SPECIFIED DATE (SUCH AS A COUPON DATE OR INTEREST PAYMENT DATE) AND/OR WHOSE INTEREST RATES VARY WITH CHANGES IN A DESIGNATED BASE RATE (SUCH AS THE PRIME INTEREST RATE). INTEREST RATE SHOWN REFLECTS RATE AT BALANCE SHEET DATE. 144A -- SECURITY WAS PURCHASED PURSUANT TO RULE 144A UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE RESOLD SUBJECT TO THAT RULE EXCEPT TO QUALIFIED INSTITUTIONAL BUYERS. AT THE END OF THE PERIOD, SECURITIES AMOUNTED TO 6.94% OF NET ASSETS.

                                               See notes to financial statements
--------------------------------------------------------------------------------
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

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Statement of Assets and Liabilities

JULY 31, 2004

ASSETS:
   Investment in securities, at value
     (amortized cost $178,725,111) ..........................  $177,379,223
   Cash .....................................................       178,517
   Receivable for investments sold ..........................     4,597,969
   Interest receivable ......................................     1,759,201
   Other assets .............................................       154,338
                                                               ------------
   Total Assets .............................................   184,069,248
                                                               ------------

LIABILITIES:
   Payable for investments purchased ........................     4,523,180
   Dividends payable to preferred shareholders ..............        76,687
   Due to Adviser ...........................................        45,497
   Due to Servicing Agent ...................................        30,332
   Due to Accounting Agent and Administrator ................        15,165
   Accrued expenses payable .................................       152,433
                                                               ------------
     Total Liabilities ......................................     4,843,294
                                                               ------------
PREFERRED SHARES:
   ($25,000 net asset and liquidation value
   per share applicable to 2,778 shares authorized,
   issued and outstanding) ..................................    69,450,000
                                                               ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
   (equivalent to $13.83 per share based
   on 7,935,591 common shares issued and
   outstanding; unlimited number of common
   shares authorized) .......................................  $109,775,954
                                                               ============
NET ASSETS APPLICABLE TO COMMON
   SHAREHOLDERS CONSISTED OF:
   Common shares of beneficial interest,
     par value $0.001 per share .............................  $      7,936
   Additional paid-in capital ...............................   112,471,279
   Undistributed net investment income ......................       549,019
   Accumulated net realized loss on investments .............    (1,906,392)
   Net unrealized depreciation on investments ...............    (1,345,888)
                                                               ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ................  $109,775,954
                                                               ============


                                               See notes to financial statements
--------------------------------------------------------------------------------
                                       10

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Statement of Operations

FOR THE PERIOD AUGUST 27, 2003* THROUGH JULY 31, 2004

INVESTMENT INCOME:
Interest ...........................................                     $7,533,154
EXPENSES:
   Investment advisory fees ........................      $614,404
   Servicing agent fees ............................       409,603
   Administration and accounting fees ..............       157,538
   Auction agent fees and commissions ..............       110,940
   Legal fees and expenses .........................        93,728
   Audit fees ......................................        73,000
   Trustees' fees ..................................        36,000
   Transfer agent fees .............................        29,597
   Insurance expense ...............................        27,951
   NYSE fee ........................................        23,750
   Reports to shareholders .........................        18,360
   Custodian fees ..................................        16,770
   Miscellaneous ...................................        24,706
                                                        ----------
   Total expenses (before waivers) .................     1,636,347
     Less investment advisory fees waived ..........      (141,786)
     Less servicing agent fees waived ..............       (94,523)
                                                        ----------
     Net expenses (after waivers) ..................                      1,400,038
                                                                         ----------
Net Investment Income ..............................                      6,133,116
                                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Net realized loss from
     security transactions .........................                     (1,906,392)
   Net change in unrealized depreciation
     of investments ................................                     (1,345,888)
                                                                         ----------
   Net realized and unrealized loss
     on investments ................................                     (3,252,280)
                                                                         ----------
   Net Increase in Net Assets Resulting from
     Investment Operations .........................                      2,880,836

DIVIDENDS ON PREFERRED SHARES FROM
   NET INVESTMENT INCOME ...........................                       (597,187)
                                                                         ----------
NET INCREASE IN NET ASSETS APPLICABLE
     TO COMMON SHAREHOLDERS RESULTING
     FROM INVESTMENT OPERATIONS ....................                     $2,283,649
                                                                         ==========

* COMMENCEMENT OF INVESTMENT OPERATIONS.

                                               See notes to financial statements
--------------------------------------------------------------------------------
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

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Statement of Changes in Net Assets Applicable to Common Shareholders FOR THE PERIOD AUGUST 27, 2003* THROUGH JULY 31, 2004

INVESTMENT OPERATIONS:
   Net investment income .........................................   $    6,133,116
   Net realized loss from security transactions ..................       (1,906,392)
   Net change in unrealized depreciation of investments ..........       (1,345,888)
                                                                     --------------
   Net increase in net assets resulting from
     investment operations .......................................        2,880,836
DIVIDENDS ON PREFERRED SHARES FROM
   NET INVESTMENT INCOME .........................................         (597,187)
                                                                     --------------
Net Increase in Net Assets Applicable to
   Common Shareholders Resulting
   from Investment Operations ....................................        2,283,649
                                                                     --------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
   NET INVESTMENT INCOME .........................................       (4,986,910)
                                                                     --------------
CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of common shares .......................      112,809,375
   Preferred shares underwriting discount charged
     to additional paid-in capital ...............................         (694,500)
   Common shares and preferred shares
     offering costs charged to additional paid-in capital ........         (521,757)
   Reinvestment of dividends on common shares ....................          786,094
                                                                     --------------
      Net increase in net assets applicable to
        common shares from capital
        share transactions .......................................      112,379,212
                                                                     --------------
   Net increase in net assets applicable to common shares ........      109,675,951

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
   Beginning of period ...........................................          100,003
                                                                     --------------
   End of period (including undistributed
     net investment income of $549,019) ..........................     $109,775,954
                                                                     ==============

* COMMENCEMENT OF INVESTMENT OPERATIONS.


                                               See notes to financial statements
--------------------------------------------------------------------------------
                                       12

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Financial Highlights
THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                                    FOR THE PERIOD
                                                               AUGUST 27, 2003* THROUGH
                                                                    JULY 31, 2004
                                                             ---------------------------

PER COMMON SHARE OPERATING PERFORMANCE
Net asset value, beginning of period** ........................               $  14.33
                                                                        --------------
INVESTMENT OPERATIONS:
Net investment income .........................................                   0.78
Net realized and unrealized loss on investments ...............                  (0.42)
                                                                        --------------
   Total from investment operations ...........................                   0.36
DIVIDENDS ON PREFERRED SHARES FROM
   NET INVESTMENT INCOME ......................................                  (0.08)
                                                                        --------------
Net increase in net assets applicable to common
   shares resulting from investment operations ................                   0.28
                                                                        --------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
   NET INVESTMENT INCOME ......................................                  (0.63)
                                                                        --------------
CAPITAL SHARE TRANSACTIONS:
Common share offering costs charged to paid-in
   capital in excess of par ...................................                  (0.03)
Preferred shares offering costs/underwriting discount
   charged to additional paid-in capital ......................                  (0.12)
                                                                        --------------
Total capital share transactions ..............................                  (0.15)
                                                                        --------------
Net asset value, end of period ................................               $  13.83
                                                                              ========
Per share market value, end of period .........................               $  13.11
 ..............................................................               ========
TOTAL INVESTMENT RETURN (1) ...................................                  (8.62)%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets: (2) (3)
   Expenses (net of fee waivers) ..............................                   1.34%
   Expenses (excluding fee waivers) ...........................                   1.56%
   Net investment income ......................................                   5.85%
Portfolio turnover rate .......................................                    129%
Net assets, end of period (in 000's) ..........................               $109,776
Preferred shares asset coverage per share .....................               $ 64,516


   * COMMENCEMENT OF INVESTMENT OPERATIONS.
 ** INITIAL PUBLIC OFFERING PRICE OF $15.00 PER SHARE LESS UNDERWRITING DISCOUNT
    OF $0.675 PER SHARE.
(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A PURCHASE OF COMMON SHARES AT THE OFFERING PRICE OF $15.00 ON AUGUST 27, 2003, AND A SALE AT THE MARKET PRICE ON THE LAST DAY OF THE PERIOD REPORTED. DIVIDENDS AND DISTRIBUTIONS, IF ANY, ARE ASSUMED FOR PURPOSES OF THIS CALCULATION TO BE REINVESTED AT PRICES OBTAINED UNDER THE FUND'S DIVIDEND REINVESTMENT PLAN. TOTAL INVESTMENT RETURN DOES NOT REFLECT BROKERAGE COMMISSIONS. THE TOTAL INVESTMENT RETURN, WHICH IS FOR LESS THAN A FULL YEAR, IS NOT ANNUALIZED. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.
(2) ANNUALIZED
(3) CALCULATED ON THE BASIS OF INCOME AND EXPENSES APPLICABLE TO BOTH COMMON AN PREFERRED SHARES RELATIVE TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS.

                                               See notes to financial statements
--------------------------------------------------------------------------------
                                      13                    www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Notes to Financial Statements
JULY 31, 2004

NOTE 1 -- ORGANIZATION & ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund (the "Fund") was organized as a Delaware statutory trust on May 20, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide its common shareholders with high current income exempt from regular Federal income tax while seeking to protect the value of the Fund's assets during periods of interest rate volatility.

Prior to commencing operations on August 27, 2003, the Fund had no operations other than matters relating to its organization and registration and the sale and issuance of 6,981 common shares of beneficial interest to MBIA Capital Management Corp.

The following is a summary of significant accounting policies followed by the Fund.

  SECURITIES VALUATION: The municipal bonds in which the Fund invests are traded primarily in the over-the-counter markets. In determining net asset value, the Fund uses the valuations of portfolio securities furnished by a pricing service approved by the Board of Trustees. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. Municipal bonds for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees. Positions in futures contracts, interest rate swaps and options on interest rate swaps ("swaptions") are valued at closing prices for such contracts established by the exchange or dealer market on which they are traded, or if market quotations are not readily available, are valued at fair value on a consistent basis using methods approved in good faith by the Board of Trustees.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required.

  SWAPTIONS: The Fund may engage in options transactions on interest rate swap agreements, commonly referred to as swaptions. A swaption is an agreement between two parties where one party purchases the right from the other party

--------------------------------------------------------------------------------
                                       14

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Notes to Financial Statements
JULY 31, 2004 -- CONTINUED

  to enter into an interest rate swap at a specified date and for a specified "fixed rate" yield (or "exercise" yield). In a pay-fixed swaption, the holder of the swaption has the right to enter into an interest rate swap as a payer of fixed rate interest and receiver of variable rate interest, while the writer of the swaption has the obligation to enter into the other side of the interest rate swap. In a receive-fixed swaption, the holder of the swaption has the right to enter into an interest rate swap as a receiver of fixed rate interest and a payer of variable rate interest, while the writer has the obligation to enter into the opposite side of the interest rate swap. The Fund will enter into such transactions to attempt to hedge some or all of its interest rate exposure in its holdings of municipal bonds. During the period ended July 31, 2004, the Fund purchased pay-fixed swaptions. Upon the purchase of these pay-fixed swaptions by the Fund, the total purchase price paid was recorded as an investment. The market valuation is determined as set forth in the preceding securities valuation paragraph. If the pay-fixed swaptions are exercised, the Fund has the right to enter into an interest rate swap as a payer of fixed rate interest and receiver of variable rate interest. When the pay-fixed swaptions reach their scheduled expiration dates, the Fund will record a gain or loss depending on the difference between the purchase price and the value of the swaptions on their exercise date. During the period ended July 31, 2004, the Fund did not exercise any of the swaptions it had purchased.

  FEDERAL INCOME TAXES: It is the Fund's intention to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended, and to distribute sufficient net income to shareholders to qualify as such. For this reason and because substantially all of the Fund's gross income consists of tax-exempt interest, no Federal income tax provision is required.

  DIVIDENDS AND DISTRIBUTIONS: The Fund intends to declare and pay dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, will be paid at least annually. Dividends and distributions to shareholders will be recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 5.

  USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------
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

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Notes to Financial Statements
JULY 31, 2004 -- CONTINUED

NOTE 2 -- AGREEMENTS:
--------------------------------------------------------------------------------

Pursuant to an Investment Advisory Agreement (the "Advisory Agreement") between MBIA Capital Management Corp. (the "Adviser") and the Fund, the Adviser is responsible for the daily management of the Fund's Portfolio, which includes buying and selling securities for the Fund, as well as investment research, subject to the direction of the Fund's Board of Trustees. The Adviser is a subsidiary of MBIA Asset Management LLC which, in turn, is a wholly-owned subsidiary of MBIA Inc. The Advisory Agreement provides that the Fund shall pay to the Adviser a monthly fee for its services at the annual rate of 0.39% of the sum of the Fund's average daily net assets (including assets acquired from the sale of any preferred shares), plus the proceeds of any outstanding borrowings used for financial leverage (in total, the "Managed Assets"). The Adviser has contractually agreed to waive a portion of the management fees it is entitled to receive from the Fund at the annual rate of 0.09% of the Fund's average daily Managed Assets from the commencement of the Fund's operations through September 1, 2008, and at the rate of 0.042% thereafter through September 1, 2009.

Pursuant to a Servicing Agreement, Claymore Securities, Inc. (the "Servicing Agent") acts as servicing agent to the Fund. The Servicing Agent receives an annual fee from the Fund, payable monthly in arrears, in an amount equal to 0.26% of the average daily value of the Fund's Managed Assets. The Servicing Agent has contractually agreed to waive a portion of the servicing fee it is entitled to receive from the Fund at the annual rate of 0.06% of the average daily value of the Fund's Managed Assets from the commencement of the Fund's operations through September 1, 2008, and at a rate of 0.028% thereafter through September 1, 2009.

MBIA Municipal Investors Service Corporation ("MBIA-MISC"), a subsidiary of MBIA Asset Management LLC, serves as Accounting Agent and Administrator to the Fund pursuant to an Accounting Services and Administration Agreement with the Fund. As Accounting Agent and Administrator, MBIA-MISC is responsible for services such as financial reporting, compliance monitoring and corporate management. MBIA-MISC is also responsible for maintaining the books and records of the Fund's securities and cash. For these services, the Fund pays MBIA-MISC an annual fee equal to 0.10% of the Fund's average daily Managed Assets up to $250 million, 0.06% on the next $250 million of the Fund's average daily Managed Assets, and 0.03% of the Fund's average daily Managed Assets in excess of $500 million with a minimum annual fee of $100,000.

Certain officers and/or trustees of the Fund are officers and/or directors of the Adviser and the Servicing Agent.

--------------------------------------------------------------------------------
                                       16

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Notes to Financial Statements
JULY 31, 2004 -- CONTINUED


NOTE 3 -- PORTFOLIO SECURITIES:
--------------------------------------------------------------------------------

Purchases and sales of investment securities, excluding short-term investments, for the period August 27, 2003 (commencement of investment operations) through July 31, 2004, aggregated $390,523,928 and $212,061,258, respectively.

The Federal income tax cost basis of the Fund's investments at July 31, 2004, was $178,725,111 and net unrealized depreciation was $1,345,888, which consisted of aggregate gross unrealized appreciation of $2,782,298 and aggregate gross unrealized depreciation of $4,128,186.

NOTE 4 -- DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------

Distributions paid to common shareholders during the period ended July 31, 2004 were characterized as follows for tax purposes:

     TAX-EXEMPT           ORDINARY           LONG-TERM
       INCOME              INCOME          CAPITAL GAIN      TOTAL DISTRIBUTIONS
     ----------            -------          -----------       -----------------

     $4,986,303             $607                $--              $4,986,910

As of July 31, 2004, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

     Current distributable tax-exempt income .....................    $524,422
     Plus: book/tax difference on accrued interest
        of investment ............................................      24,597
                                                                   -----------
     Undistributed tax-exempt income .............................    $549,019
                                                                   ===========
     Tax basis capital loss carryover ............................     $(8,249)
     Less: current year post-October capital
        loss deferral ............................................  (1,898,143)
                                                                   -----------
     Accumulated capital loss .....................................$(1,906,392)
                                                                   ===========
     Unrealized appreciation/(depreciation) .....................  $(1,345,888)
                                                                   ===========

The difference between book and tax basis undistributed ordinary income is due to book/tax difference on accrued interest of investment. The cumulative timing difference under tax basis accumulated capital loss is due to post-October losses.

As of July 31, 2004, the Fund had a capital loss carryforward of $8,249 available to offset possible future capital gains, if any, until fully utilized or until its expiration on July 31, 2012. Under the current tax law, capital losses realized after October 31, may be deferred and treated as occurring on the first

--------------------------------------------------------------------------------
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

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Notes to Financial Statements
JULY 31, 2004 -- CONTINUED

day of the following fiscal year. For the period ended July 31, 2004, the Fund elected to defer losses occurring between November 1, 2003 and July 31, 2004 in the amount of $1,898,143.

NOTE 5 -- CAPITAL:
--------------------------------------------------------------------------------

There are an unlimited number of $.001 par value common shares of beneficial interest authorized. Of the 7,935,591 common shares outstanding at July 31, 2004, the Adviser owned 6,981 shares. The Fund issued 7,100,000 common shares in its initial public offering on August 27, 2003. These common shares were issued at $15.00 per share before the underwriting discount of $0.675 per share. An additional 600,000 common shares and 175,000 common shares were issued on September 10, 2003 and October 10, 2003, respectively. These common shares were also issued at $15.00 per share before the underwriting discount of $0.675 per share. Organization expenses amounting to $31,465 were borne by the Adviser and the Servicing Agent. Offering costs of $236,459 (representing $0.03 per common share) were offset against proceeds of the offering and have been charged to paid-in capital in excess of par of the common shares. MBIA Capital Management Corp. and Claymore Securities, Inc. paid all offering costs (other than the sales load) exceeding $0.03 per common share of the Fund, which amounted to approximately $519,000.

Transactions in common shares for the period from August 27, 2003 (commencement of investment operations) through July 31, 2004, were as follows:

     Common shares outstanding-- beginning of period ...............      6,981
     Common shares issued in connection with initial public
          offering .................................................  7,100,000
     Underwriters' exercising the over-allotment option ............    775,000
     Reinvestment of dividends .....................................     53,610
                                                                      ---------
     Common shares outstanding-- end of period .....................  7,935,591
                                                                      =========

On October 27, 2003 the Fund issued 1,389 shares of Auction Market Preferred Shares, Series M7 and 1,389 shares of Auction Market Preferred Shares, Series W28. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends. Underwriting discounts of $694,500 and

--------------------------------------------------------------------------------
                                       18

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Notes to Financial Statements
JULY 31, 2004 -- CONTINUED

offering costs of $285,298 incurred in connection with the Fund's offering of preferred shares have been charged to paid-in capital in excess of par of the common shares. As of July 31, 2004, the Fund had 1,389 shares each of Auction Market Preferred Shares, Series M7 and W28, outstanding.

Dividends on the preferred shares are cumulative at a rate that is set by auction procedures. The dividend rate range on the preferred shares of the Fund for the period ended July 31, 2004, were as follows:

           SERIES              LOW              HIGH              AT 07/31/04
           ----                ---              ----              ---------
           M7                 0.75%             1.40%                1.10%
           W28                1.05%             1.50%                1.50%

The Fund is subject to certain limitations and restrictions while preferred shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of preferred shares at their liquidation value plus any accrued dividends. Preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of preferred shares.

NOTE 6 -- SUBSEQUENT DIVIDEND DECLARATIONS - COMMON SHAREHOLDERS:
--------------------------------------------------------------------------------

The Fund has declared the following dividends to common shareholders:

                RATE PER      EX-DIVIDEND        RECORD        PAYABLE
                  SHARE          DATE             DATE          DATE
                 ------       ----------         ------        -------
                  $0.07        09/03/04         09/08/04      09/15/04
                    0.07       10/06/04         10/08/04      10/15/04

--------------------------------------------------------------------------------
                                      19                    www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of MBIA Capital/Claymore Managed Duration
Investment Grade Municipal Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund (the "Fund") at July 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the period August 27, 2003 (commencement of operations) through July 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at July 31, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP



New York, New York
September 10, 2004




--------------------------------------------------------------------------------
                                       20

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Additional Information Regarding the Fund's Trustees and Officers (Unaudited)

    NAME,
  ADDRESS*,              TERM OF
   AGE AND              OFFICE**
 POSITION(S)           AND LENGTH                 PRINCIPAL OCCUPATION DURING
  HELD WITH              OF TIME                    THE PAST FIVE YEARS AND                        OTHER DIRECTORSHIPS
 REGISTRANT              SERVED                       OTHER AFFILIATIONS                            HELD BY TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Mark Jurish           Since 2003         Founder and Chief Executive Officer of                           None
Age: 44                                  Larch Lane Advisors LLC. Prior to forming
Trustee                                  Larch Lane, Mr. Jurish was Managing
                                         Director at Paloma Partners, a firm that
                                         he joined in 1988.
------------------------------------------------------------------------------------------------------------------------------------
Ronald A. Nyberg      Since 2003         Founding partner, Nyberg & Gustafson,           Director, Edward Hospital Foundation,
Age: 51                                  a law firm specializing in corporate law,       Naperville, IL; Trustee, North Park
Trustee                                  estate planning and business transactions       University, Chicago; Trustee, Advent
                                         (2000-present). Formerly, Executive             Claymore Convertible Securities and Income
                                         Vice President, General Counsel and             Fund, Western Asset/Claymore U.S. Treasury
                                         Corporate Secretary of Van Kampen               Inflation Protected Securities Fund,
                                         Investments (1982-1999).                        Dreman/Claymore Dividend & Income Fund,
                                                                                         Western Asset/Claymore U.S. Treasury
                                                                                         Inflation Protected Securities Fund 2.
------------------------------------------------------------------------------------------------------------------------------------
Jerry S. Rosenbloom   Since 2003         Professor of Insurance and Risk                 Harleysville Group, Inc; Century Shares
Age: 65                                  Management at the Wharton School of the         Trust; and Annuity & Life RE Holdings.
Trustee                                  University of Pennsylvania and Academic
                                         Director of the Certified Employee
                                         Benefit Specialist (CEBS) Program,
                                         co-sponsored by the Wharton School and
                                         the International Foundation of Employee
                                         Benefit Plans.

------------------------------------------------------------------------------------------------------------------------------------
Ronald E. Toupin, Jr. Since 2003         Former Vice President, Manager and              Trustee, Advent Claymore Convertible
Age: 46                                  Portfolio Manager of Nuveen Asset               Securities and Income Fund, Western
Trustee                                  Management (1998-1999), Vice President          Asset/Claymore U.S. Treasury Inflation
                                         and Portfolio Manager of Nuveen                 Protected Securities Fund, Dreman/
                                         Investment Advisory Corporation                 Claymore Dividend & Income Fund,
                                         (1992-1999), Vice President and Manager         Western Asset/Claymore U.S. Treasury
                                         of Nuveen Unit Investment Trusts                Inflation Protected Securities
                                         (1991-1998), and Assistant Vice President       Fund 2, TS&W/Claymore Tax-Advantaged
                                         and Portfolio Manager of Nuveen                 Balanced Fund, and Madison/Claymore
                                         Unit Trusts (1988-1990), each of                Covered Call Fund.
                                         John Nuveen & Company, Inc. (1982-1999).
------------------------------------------------------------------------------------------------------------------------------------

*  The business address of each Trustee is c/o MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund,
   113 King Street, Armonk, New York 10504.
** The Trustees of each class shall be elected at an annual meeting of the shareholders or special meeting in lieu thereof called for that purpose, and each Trustee elected shall hold office until his or her successor shall have been elected and shall have qualified. The term of office of a Trustee shall terminate and a vacancy shall occur in the event of the death, resignation, removal, bankruptcy, adjudicated incompetence or other incapacity to perform the duties of the office, or removal, of a Trustee.

--------------------------------------------------------------------------------
                                      21                    www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Additional Information Regarding the Fund's Trustees and Officers (Unaudited)

    NAME,
  ADDRESS*,              TERM OF
   AGE AND              OFFICE**
 POSITION(S)           AND LENGTH                 PRINCIPAL OCCUPATION DURING
  HELD WITH              OF TIME                    THE PAST FIVE YEARS AND                        OTHER DIRECTORSHIPS
 REGISTRANT              SERVED                       OTHER AFFILIATIONS                            HELD BY TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Clifford D. Corso     Since 2003         President of MBIA Capital Management Corp.                      None
Age: 42                                  and Chief Investment Officer, MBIA Insurance
Trustee and                              Corp.; Vice President of the 1838
President                                Investment Advisors Funds

------------------------------------------------------------------------------------------------------------------------------------
Nicholas Dalmaso      Since 2003         Senior Managing Director and General            Trustee, Advent Claymore Convertible
Age: 39                                  Counsel of Claymore Advisors, LLC and           Securities and Income Fund, Western
Trustee                                  Claymore Securities, Inc. (2001-present).       Asset/Claymore U.S. Treasury Inflation
                                         Formerly, Assistant General Counsel,            Protected Securities Fund, Flaherty &
                                         John Nuveen and Company, Inc. (1999-2001).      Crumrine/Claymore Preferred Securities
                                         Former Vice President and Associate             & Income Fund, Inc., Flaherty &
                                         General Counsel of Van Kampen Investments,      Crumrine/Claymore Total Return Fund, Inc.,
                                         Inc. (1992-1999).                               Dreman/ Claymore Dividend & Income Fund,
                                                                                         and Western Asset/Claymore U.S. Treasury
                                                                                         Inflation Protected Securities Fund 2,
                                                                                         TS&W/Claymore Tax-Advantaged Balanced Fund,
                                                                                         and Madison/Claymore Covered Call Fund.
------------------------------------------------------------------------------------------------------------------------------------

*  The business address of each Trustee is c/o MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund,
   113 King Street, Armonk, New York 10504.

** The Trustees of each class shall be elected at an annual meeting of the shareholders or special meeting in lieu thereof called for that purpose, and each Trustee elected shall hold office until his or her successor shall have been elected and shall have qualified. The term of office of a Trustee shall terminate and a vacancy shall occur in the event of the death, resignation, removal, bankruptcy, adjudicated incompetence or other incapacity to perform the duties of the office, or removal, of a Trustee.

The Statement of Additional Information includes additional information about the Trustees of the Fund and is available, without charge, upon request by calling 800-345-7999.

--------------------------------------------------------------------------------
                                       22

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Additional Information Regarding the Fund's Trustees and Officers
(Unaudited) - continued

                                                            TERM OF
                                                            OFFICE*
    NAME                                                      AND                               PRINCIPAL OCCUPATION DURING
  ADDRESS*                                                 YEAR FIRST                             THE PAST FIVE YEARS AND
  AND AGE               POSITION(S) HELD WITH FUND          APPOINTED                                 OTHER AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
Craig L. Armstrong      Assistant Vice President           Since 2003                 Vice President, MBIA-CMC
Age: 34                                                                               (2003-Present); Assistant Vice President and
                                                                                      Vice President, MBIA Corp. (1999-2003);
                                                                                      Senior Analyst, MBIA Investment Management
                                                                                      Corp. (1999)
------------------------------------------------------------------------------------------------------------------------------------
Leonard I. Chubinsky    Assistant Secretary and Counsel    Since 2003                 General Counsel and Secretary,
Age: 55                                                                               MBIA-CMC.
------------------------------------------------------------------------------------------------------------------------------------
Michael R. Jacobson     Vice President and Secretary       Since 2003                 Director, MBIA-CMC
Age: 50
------------------------------------------------------------------------------------------------------------------------------------
Marc D. Morris          Treasurer                          Since 2003                 Chief Financial Officer of MBIA's fixed
Age: 45                                                                               income business; President MBIA Investment
                                                                                      Management Corp.
------------------------------------------------------------------------------------------------------------------------------------
Patrick M. Tucci        Assistant Vice President           Since 2003                 Assistant Vice President and a Portfolio
Age: 34                                                                               Manager, MBIA-CMC (2002-Present); Assistant
                                                                                      Vice President, Vice President, Salomon Smith
                                                                                      Barney Global Equities Group (2000-2001);
                                                                                      Assistant Vice President Salomon Smith Barney
                                                                                      Municipal Bond Group (1995-2000).
------------------------------------------------------------------------------------------------------------------------------------
Susan A. Voltz          Vice President                     Since 2003                 Director and Senior Portfolio Manager,
Age: 42                                                                               MBIA-CMC.
------------------------------------------------------------------------------------------------------------------------------------

*  The business address of each officer is c/o MBIA-CMC, 113 King Street, Armonk, New York 10504.
** Elected by and serves at the pleasure of the Board of Trustees of the Fund.

--------------------------------------------------------------------------------
                                      23                    www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Dividend Reinvestment Plan (Unaudited)

Pursuant to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), unless a shareholder is ineligible or elects otherwise, all dividend and capital gains distributions are automatically reinvested by The Bank of New York ("BONY"), as agent for shareholders in administering the Plan (the "Plan Agent"), in additional common shares of the Fund. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to confirm that they are eligible to participate in the Plan. Shareholders who are ineligible or who elect not to participate in the Plan will receive all dividends and distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by BONY, as dividend paying agent. Such shareholders may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending written instructions to BONY, as dividend paying agent, at the address set forth below or by contacting their broker if their shares are held in street name. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise, such termination will be effective with respect to any subsequently declared dividend or capital gains distribution.

Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends") payable in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The shares are acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund ("newly issued shares") or (ii) by purchase of outstanding common shares on the open market ("open-market purchases") on the NYSE or elsewhere. If, on the dividend payment date, the market price per common share plus estimated brokerage commissions is greater than the net asset value per common share (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the payment date, provided that, if the net asset value per share is less than or equal to 95% of the market price per share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per share on the payment date. If on the dividend payment date the net asset value per share is greater than the market value plus estimated brokerage commissions (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases.

--------------------------------------------------------------------------------
                                       24

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

If, before the Plan Agent has completed its open-market purchases, the market price of the common shares exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued shares at the net asset value per share at the close of business on the last purchase date; provided that, if the net asset value per share is less than 95% of the market price per share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per share on the payment date.

The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. All questions and correspondence concerning the Plan should be directed to the Plan Agent at The Bank of New York, 111 Sanders Creek Parkway, East Syracuse, NY 13057 or by phone at 800-701-8178.

--------------------------------------------------------------------------------
                                     25                     www.mbiaclaymore.com

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Tax Information (Unaudited)

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Fund to advise shareholders within 60 days of the Funds' tax year end (July 31, 2004) as to the federal tax status of dividends and distributions received by shareholders during such tax period. Accordingly, please note that substantially all dividends paid from net investment income from the Fund during the tax period ended July 31, 2004 were federally exempt interest dividends. The Fund has invested in municipal bonds containing market discount, whose accretion is taxable and accordingly 0.01% of the dividends paid from net investment income during the tax period are attributable to this taxable income.

Since the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2004. In January 2005, you will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends and distributions received during calendar year 2004. The amount that will be reported will be the amount to use on your 2004 federal income tax return and may differ from the amount which must be reported in connection with the Fund's tax year ended July 31, 2004. Shareholders are advised to consult with their tax advisers as to the federal, state and local tax status of the income received from the Funds. In January 2005, an allocation of interest by state will be provided which may be of value in reducing a shareholder's state or local tax liability, if any.



Notice to Shareholders (Unaudited)

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock in the open market.

--------------------------------------------------------------------------------
                                       26

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund


Privacy Policy

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the minimum information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within MBIA and its affiliated entities, only a limited number of people who actually service accounts will ever have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, MBIA and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our Web site-www.mbiaclaymore.com.

                          MBIA Capital Management Corp.


--------------------------------------------------------------------------------
                                      27                    www.mbiaclaymore.com

                      [This page intentionally left blank]

--------------------------------------------------------------------------------
                                       28

                                  [BLANK PAGE]

FUND INFORMATION


BOARD OF TRUSTEES                             ADMINISTRATOR
Clifford D. Corso                             MBIA Municipal Investors
Nicholas Dalmaso                              Service Corporation
Mark Jurish                                   113 King Street
Ronald A. Nyberg                              Armonk, NY 10504
Jerry S. Rosenbloom
Ronald E. Toupin, Jr                          SERVICING AGENT
                                              Claymore Securities, Inc.
OFFICERS                                      Lisle, Illinois
Clifford D. Corso
PRESIDENT                                     CUSTODIAN, TRANSFER AGENT AND
                                              AUCTION AGENT
Michael R. Jacobson                           The Bank of New York
VICE PRESIDENT AND SECRETARY                  New York, New York

Marc D. Morris                                LEGAL COUNSEL
TREASURER                                     Simpson Thacher & Bartlett LLP
                                              New York, New York
INVESTMENT ADVISOR
MBIA Capital Management Corp.
113 King Street
Armonk, New York 10504


QUESTIONS CONCERNING YOUR SHARES OF
MBIA CAPITAL/CLAYMORE MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND

o If your shares are held in a Brokerage Account, contact your Broker.
o If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent:
The Bank of New York
111 Sanders Creek Parkway
East Syracuse, NY 13057

800-701-8178

The Fund has adopted the Adviser's proxy voting policies and procedures to govern the voting of proxies relating to the voting securities of the Fund. You may obtain a copy of these proxy voting procedures, without charge, by calling
(866) 819-5301 or on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available, without charge, by calling (866) 819-5301 or on the SEC's website at http://www.sec.gov.

This report is sent to shareholders of MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

MBIA Capital Management Corp.
113 King Street                                                   [LOGO OMITTED]
Armonk, New York 10504

ITEM 2: Code of Ethics

The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the Registrant's Code of Ethics can be obtained without charge, upon request, by calling the Registrant at 1-800-765-6242 x3320.

ITEM 3: Audit Committee Financial Expert

The Board of Trustees of the Registrant has determined that Jerry S. Rosenbloom, the Chairman of the Registrant's Audit Committee, is an "audit committee financial expert," and that he is "independent" for purposes of this Item. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification. In connection with his directorships and audit committee memberships, as well as his academic and teaching activities and his consulting activities for public and private companies, Mr. Rosenbloom has developed an understanding of generally accepted accounting principles, including accounting for estimates, accruals and reserves. In addition, as a board member and/or audit committee member and consultant, he has evaluated financial statements containing a breadth of level of complexity of accounting issues comparable to those that may arise in the Registrant's financial statements. Further, from his academic career and board memberships, including audit committee memberships, he has developed an understanding of internal controls and procedures for financial reporting, as well as audit committee functions.

ITEM 4: Principal Accountant Fees and Services

The information required by Item 4 is herby incorporated by reference from the Registrant's definitive proxy statement filed with the Securities and Exchange Commission on September 29, 2004.

ITEM 5: Audit Committee of Listed Registrant.

The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The audit committee of the Registrant is comprised of: Mark Jurish; Ronald A. Nyberg; Jerry S. Rosenbloom; and Ronald E. Toupin, Jr.

ITEM 6: Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board of Trustees of the Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, MBIA Capital Management Corp.(the "Advisor"). The Proxy Voting Policies and Procedures of the Advisor (the "Proxy Voting Policies") are included as an Exhibit hereto.

ITEM 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

ITEM 9: Submission of Matters to a Vote of Security Holders

As of September 30, 2004, the Registrant has adopted a Nominating and Governance Committee charter that sets forth procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. The Registrant's Nominating and Governance Committee will consider nominees to the Board of Trustees recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the Registrant's Secretary. There have been no material changes to these procedures.

ITEM 10: CONTROLS AND PROCEDURES.

            (a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

            (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11: EXHIBITS.

            (a)(1) Not applicable.

            (a)(2) Separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act(17CFR270.30a-2(a))pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

            (a)(3) Not applicable.

            (a)(4) Proxy Voting Policies and Procedures.

            (b) Certification of principal executive officer and principal financial officer of the Registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   Signatures

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

BY: /s/ Clifford D. Corso
    ---------------------
    Clifford D. Corso
    President

Date: September 30, 2004

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /s/ Clifford D. Corso
    ---------------------
    Clifford D. Corso
    President
    (Principal Executive Officer)

Date: September 30, 2004

BY: /s/ Marc D. Morris
    ------------------
    Marc D. Morris
    Treasurer
    (Principal Financial Officer)

Date: September 30, 2004